Remuneration (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) Employees	Dec. 31, 2019 USD ($) Employees	Dec. 31, 2018 USD ($) Employees
Renumeration [abstract]
Salaries	$ 2,625	$ 2,766	$ 2,863
Pension costs	432	446	462
Payroll tax	368	413	409
Other compensations and social costs	283	330	318
Total payroll costs	$ 3,707	$ 3,955	$ 4,052
Average number of employees | Employees	21,700	21,400	20,700
Part time employees as percentage of total employees	2.00%	4.00%	3.00%
Remuneration to members of the BoD and the CEC [abstract]
Current employee benefits	$ 8,986	$ 10,958	$ 12,471
Post-employment benefits	589	661	667
Other non-current benefits	14	18	21
Share-based payment benefits	119	147	197
Total compensation expense	9,708	11,782	13,356
Loans to the members of the BoD or the CEC	0	$ 0	$ 0
Compensation cost yet to be expensed	164
2021 programme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense	79
2020 programme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense	74
2019 programme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense	73
2018 programme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense	$ 72